CONSOLIDATED STATEMENT OF STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock [Member]	Additional paid in capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Sep. 27, 2014	$ 1	$ 614	$ (18,650)	$ (210,067)	$ (228,102)
Balance at beginning (in shares) at Sep. 27, 2014	11,447,372
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustments			15,059		15,059
Actuarial gains/(losses) on pension plan			(3,950)		(3,950)
Net loss				(59,847)	(59,847)
Balance at ending at Sep. 26, 2015	$ 1	614	(7,541)	(269,914)	(276,840)
Balance at ending (in shares) at Sep. 26, 2015	11,447,372
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B non-voting shares (in shares)	353,997
Foreign currency translation adjustments			47,368		47,368
Actuarial gains/(losses) on pension plan			(6,722)		(6,722)
Net loss				(59,877)	(59,877)
Balance at ending at Sep. 24, 2016	$ 1	614	33,105	(329,791)	$ (296,071)
Balance at ending (in shares) at Sep. 24, 2016	11,801,369				11,801,369
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustments			18,697		$ 18,697
Actuarial gains/(losses) on pension plan			1,343		1,343
Shares issued in Merger	$ 1	326,237			326,238
Shares issued in Merger (in shares)	8,412,097
Earnout liability related to Merger		(9,575)			(9,575)
Sale of common stock		1,645			1,645
Sale of common stock (in shares)	164,536
Stock-based compensation expense		4,508			4,508
Stock-based compensation expense (in shares)	24,600
Net loss				(49,114)	(49,114)
Balance at ending at Sep. 30, 2017	$ 2	$ 323,429	$ 53,145	$ (378,905)	$ (2,329)
Balance at ending (in shares) at Sep. 30, 2017	20,402,602				20,402,602